Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Accruals and deferred income [abstract]
Schedule of Components of Deferred Revenue
The following are components of deferred revenue as at December 31, 2020:

Advances received	$25,000
Recognition of revenue	(2,750)
Deferred revenue	22,250
Deferred transaction costs	(409)
Accretion on significant financing component	1,481
Net deferred revenue	23,322
Less: current portion	(3,972)
Non-current portion	$19,350